Description of Plan - Narrative (Details) - EBP 006	1 Months Ended		12 Months Ended
	Jun. 26, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period			1 month
Minimum contribution age | yr			18
Automatic deferral rate			6.00%
Matching percentage			50.00%
Automatic deferral rate, annual increase			1.00%
Employer contributions			$ 34,959,752
Forfeited accounts redistribution period			5 years
Forfeited nonvested account, decrease from administrative expense			$ 154,809
Forfeited nonvested account			$ 321,960	$ 151,333
Forfeited nonvested account, decrease from employer contribution				$ 156,272
Participant compensation matched, percentage			8.00%
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contributions			$ 16,508,992
True-Up Contribution
EBP, Description of Plan [Line Items]
Employer contributions		$ 450,697
True-Up Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
Employer contributions	$ 564,436
Minimum
EBP, Description of Plan [Line Items]
Deferral rate notification period			30 days
Optional election deferral rate			0
Maximum
EBP, Description of Plan [Line Items]
Deferral rate notification period			90 days
Participant compensation matched, percentage			10.00%